Insurance Contracts_The Changes In Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	₩ 740,651	₩ 695,753
Net increase (decrease)	463,481	44,898
Business combination	1,576
Ending	1,205,708	740,651
Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	742,604	697,669
Net increase (decrease)	462,407	44,935
Business combination	1,576
Ending	1,206,587	742,604
Allowances for credit losses
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,953	1,916
Net increase (decrease)	(1,074)	37
Business combination	0
Ending	879	1,953
Non-life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	737,150	690,909
Net increase (decrease)	463,083	46,241
Business combination	0
Ending	1,200,233	737,150
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	361,065	360,997
Net increase (decrease)	371,514	68
Business combination	0
Ending	732,579	361,065
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	208,820	171,240
Net increase (decrease)	76,814	37,580
Business combination	0
Ending	285,634	208,820
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	16,555	18,057
Net increase (decrease)	(1,639)	(1,502)
Business combination	0
Ending	14,916	16,555
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	19,952	30,864
Net increase (decrease)	(9,082)	(10,912)
Business combination	0
Ending	10,870	19,952
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	130,758	109,751
Net increase (decrease)	25,476	21,007
Business combination	0
Ending	156,234	130,758
Life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	2,047	2,360
Net increase (decrease)	(591)	(313)
Business combination	1,576
Ending	3,032	2,047
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,639	1,912
Net increase (decrease)	(564)	(273)
Business combination	1,006
Ending	2,081	1,639
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	408	448
Net increase (decrease)	(27)	(40)
Business combination	570
Ending	951	408
Others | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	3,407	4,400
Net increase (decrease)	(85)	(993)
Business combination	0
Ending	3,322	3,407
Others | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	2,563	3,417
Net increase (decrease)	(136)	(854)
Business combination	0
Ending	2,427	2,563
Others | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	844	983
Net increase (decrease)	51	(139)
Business combination	0
Ending	₩ 895	₩ 844